Cover	Sep. 13, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 13, 2022
Entity File Number	000-33383
Entity Registrant Name	Creek Road Miners, Inc.
Entity Central Index Key	0001162896
Entity Tax Identification Number	98-0357690
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	35 E Horizon Ridge Pkwy
Entity Address, Address Line Two	Ste 110 - 502
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89002-7906
City Area Code	(435)
Local Phone Number	900-1949
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false